Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
For the years ended June 30,
2014	$ 129,235
2015	73,449
2016	48,484
2017	43,672
2018	41,797
Thereafter	171,598
Total	$ 508,235